IFRS 7 - Disclosure - Liquidity Risk - Additional Information (Detail) $ in Billions	12 Months Ended
Oct. 31, 2017 CAD ($)
Liquidity risk [abstract]
Increase in unencumbered liquid assets	$ 7
Percentage of P&C deposits in total funding	70.00%